SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash flows in respect of disposal (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from the disposal of subsidiaries, net of cash disposed	$ 209,565,923
PRC Business | Discontinued operations disposed of by sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Cash and cash equivalent deconsolidated	61,108,542
Proceeds from the disposal of subsidiaries	270,674,465
Proceeds from the disposal of subsidiaries, net of cash disposed	$ 209,565,923